Reclassification of financial assets (Narrative) (Detail) $ in Millions	3 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Of Reclassification Of Financial Assets [Line Items]
Reclassification of financial assets to Other financial assets measured at amortized cost, before tax	$ 449
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ 333